Investments in Associates and Joint Ventures - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Funding commitments to associates and joint ventures	€ 102	€ 135